Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Line Items]
Employer contribution to the scheme	5.00%
Minimum [Member]
Employee Benefit Plans [Line Items]
Range of other statutory benefits	1.00%
Maximum [Member]
Employee Benefit Plans [Line Items]
Range of other statutory benefits	10.00%
Defined Contribution Pension [Member]
Employee Benefit Plans [Line Items]
Employer contribution to the scheme	22.00%
Amounts contributed for employee benefits	$ 308	$ 119	$ 196
Provident Fund [Member]
Employee Benefit Plans [Line Items]
Employer contribution to the scheme	5.00%
Amounts contributed for employee benefits	2	6	6
Medical Insurance Benefits [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	168	65	106
Housing Funds [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	98	38	62
Other Benefits [Member]
Employee Benefit Plans [Line Items]
Amounts contributed for employee benefits	$ 42	$ 16	$ 27